UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23255

Vivaldi Opportunities Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS – 28.0%
12,286	Advent Claymore Convertible Securities and Income Fund[1]	$195,102
13,659	Advent Claymore Enhanced Growth & Income Fund[1]	113,916
28,272	AllianzGI Convertible & Income 2024 Target	257,275
5,118	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	66,790
41,112	Alpine Total Dynamic Dividend Fund[1]	389,331
11,892	American Capital Senior Floating Ltd.[1]	125,163
712	Ares Dynamic Credit Allocation Fund, Inc.[1]	11,691
2,183	BlackRock 2022 Global Income Opportunity Trust	21,393
11,663	BlackRock Debt Strategies Fund, Inc.	136,457
6,101	Clough Global Equity Fund[1]	81,570
49,929	Clough Global Opportunities Fund[1]	543,228
23,617	Cornerstone Strategic Value Fund, Inc.[1]	365,355
7,229	Cornerstone Total Return Fund, Inc.[1]	110,495
15,912	Corporate Capital Trust, Inc.[1]	254,274
31,872	Delaware Enhanced Global Dividend & Income Fund[1]	386,607
4,964	Delaware Investments Dividend & Income Fund, Inc.[1]	53,462
1,318	Deutsche High Income Opportunities Fund, Inc.[1]	19,796
15,027	Eagle Growth & Income Opportunities Fund	248,697
9,929	Eaton Vance Floating-Rate 2022 Target Term Trust	91,744
2,266	Eaton Vance Limited Duration Income Fund[1]	30,931
37,128	First Trust Senior Floating Rate 2022 Target Term Fund	338,979
5,020	FS Investment Corp.	36,897
37,840	Gabelli Equity Trust. Inc.	234,230
5	Gabelli Global Small and Mid Cap Value Trust	64
34,603	Garrison Capital, Inc.[1]	280,630
28,766	Highland Floating Rate Opportunities Fund[1]	445,873
17,685	Invesco High Income Trust II1	260,146
42,705	Invesco Senior Income Trust[1]	187,475
10,251	Kayne Anderson MLP Investment Co.[1]	195,282
13,294	Lazard World Dividend & Income Fund, Inc.[1]	154,609
16,982	Legg Mason BW Global Income Opportunities Fund, Inc.[1]	216,860
65,849	Liberty All Star Equity Fund[1]	414,849
25,318	Madison Covered Call & Equity Strategy Fund[1]	195,455
15,877	Madison Strategic Sector Premium Fund[1]	185,920
32,220	Managed Duration Investment Grade Municipal Fund[1]	432,715
18,085	Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	180,488
4,845	Morgan Stanley Emerging Markets Fund, Inc.	86,677
14,968	NexPoint Credit Strategies Fund[1]	378,541
14,652	Nuveen Credit Strategies Income Fund[1]	120,439
4,198	Nuveen Emerging Markets Debt 2022 Target Term Fund	39,461
4,132	Nuveen Intermediate Duration Quality Municipal Term Fund	53,179
1,981	Nuveen Mortgage Opportunity Term Fund	48,911
13,816	Nuveen Mortgage Opportunity Term Fund 2[1]	327,992
9,441	PIMCO Dynamic Credit and Mortgage Income Fund[1]	211,856
333,289	PIMCO Flexible Credit Income Fund	3,489,531

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
51,288	PIMCO High Income Fund[1]	$382,608
2,015	Pioneer High Income Trust	19,566
36,056	Prudential Global Short Duration High Yield Fund, Inc.[1]	519,567
3,561	Prudential Short Duration High Yield Fund, Inc.[1]	52,596
4,984	Reaves Utility Income Fund[1]	154,205
103,711	RiverNorth Marketplace Lending Corporation[7]	2,518,097
1,108	Solar Capital Ltd.	22,393
2,212	Special Opportunities Fund, Inc.	32,915
35,835	Templeton Emerging Markets Income Fund[1]	400,277
5,624	Triangle Capital Corp.[1]	53,372
21,616	Virtus Total Return Fund, Inc.[1]	278,846
13,117	Voya Prime Rate Trust[1]	66,503
11,487	Western Asset Global High Income Fund, Inc.[1]	117,397
13,584	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1]	155,129
	TOTAL CLOSED-END FUNDS (Cost $16,772,418)	16,793,807

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS – 11.8%
$10,148,687	Alternative Loan Trust 2006-HY10 0.476%, 5/25/2036[2,3]	161,836
276,040	American Home Mortgage Investment Trust 2006-1 1.728% (LIBOR 1 Month+40 basis points), 3/25/2046[3]	267,027
1,095,628	Banc of America Funding 2006-H Trust 3.622%, 9/20/2046[2,3]	992,016
500,000	BXMT 2017-FL1 Ltd 4.061% (LIBOR 1 Month+270 basis points), 6/14/2035[3,4,5]	502,950
500,000	COMM 2013-CCRE10 Mortgage Trust 4.789%, 8/10/2046[2,3,5]	426,488
500,000	COMM 2014-CCRE17 Mortgage Trust 4.799%, 5/10/2047[2,3,5]	416,800
118,000	COMM 2015-PC1 Mortgage Trust 4.441%, 7/10/2050[2,3]	112,334
100,000	Csail 2015-C2 Commercial Mortgage Trust 4.210%, 6/15/2057[2,3]	92,000
2,000,000	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-BAR1 1.792% (LIBOR 1 Month+24 basis points), 3/25/2037[3,4]	292,220
750,000	Fannie Mae Connecticut Avenue Securities 7.052% (LIBOR 1 Month+550 basis points), 9/25/2029[3,4]	832,006
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 6.302% (LIBOR 1 Month+475 basis points), 12/25/2029[3,4]	527,895
500,000	GS Mortgage Securities Trust 2014-GC20 4.859%, 4/10/2047[2,3,5]	330,913

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$4,885,086	IndyMac INDX Mortgage Loan Trust 2004-AR12 1.283%, 12/25/2034[2,3]	$181,155
500,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 4.134%, 7/15/2050[2,3,5]	435,472
1,640,737	Residential Asset Securitization Trust 2006-A8 6.500%, 8/25/2036[3]	972,707
700,000	Wells Fargo Commercial Mortgage Trust 2015-C27 3.768%, 2/15/2048[5]	529,416
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,096,611)	7,073,235

Number of Shares
	COMMON STOCKS – 22.1%
	COMMUNICATIONS – 4.4%
3,551	eDreams ODIGEO S.A.*	20,324
6,657	Gray Television, Inc.*,1	111,505
65,593	Houghton Mifflin Harcourt Co.*,1	610,015
22,700	Liberty Global PLC LiLAC - Class A*,1,6	457,405
32,219	National CineMedia, Inc.[1]	221,022
5,574	Nexstar Broadcasting Group, Inc.[1]	435,887
8,435	Shutterfly, Inc.*,1	419,641
12,132	TEGNA, Inc.[1]	170,819
11,164	Time, Inc.[1]	205,976
		2,652,594
	CONSUMER DISCRETIONARY – 2.4%
3,808	Buffalo Wild Wings, Inc.*,1	595,381
7	CalAtlantic Group, Inc.[1]	395
44,591	Potbelly Corp.*,1	548,469
12,421	Regal Entertainment Group - Class A1	285,807
		1,430,052
	CONSUMER STAPLES – 1.5%
49,948	Darling Ingredients, Inc.*,1	905,557
	ENERGY – 0.8%
18,213	Green Plains, Inc.[1]	306,889
8,252	Silver Spring Networks, Inc.*,1	134,013
		440,902
	FINANCIALS – 2.7%
6,492	American International Group, Inc.[1]	386,793
4,612	Ares Capital Corp.[1]	72,501
5,092	Atlantic Coast Financial Corp.*,1	48,018
1,800	Berkshire Hathaway, Inc.*	356,796
2,674	Big Rock Partners Acquisition Corp.*,1	27,301
1,816	Black Ridge Acquisition Corp.*,1	17,543

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS(Continued)
1,154	BlackRock Resources & Commodities Strategy Trust	$11,275
2,952	CM Seven Star Acquisition Corp.*,1,6	28,487
3,016	Great Elm Capital Group, Inc.*	12,215
5,796	Haymaker Acquisition Corp.*,1	57,380
8,163	Kingsway Financial Services, Inc.*,6	41,223
2,223	Legacy Acquisition Corp.*,1	22,097
6,445	Leisure Acquisition Corp.*,1	63,805
50,501	Resource Capital Corp.[1]	473,194
1,281	Royce Micro-Cap Trust, Inc.[1]	12,099
210	Sun Bancorp, Inc.[1]	5,103
		1,635,830
	HEALTH CARE – 1.8%
2,802	Akorn, Inc.*,1	90,308
2,606	Becton, Dickinson and Co.	557,845
13,020	Ignyta, Inc.*	347,634
4,389	Sucampo Pharmaceuticals, Inc. - Class A*	78,783
		1,074,570
	INDUSTRIALS – 2.2%
49,618	Element Fleet Management Corp.	374,997
6,799	General Cable Corp.[1]	201,250
7,789	Houston Wire & Cable Co.*,1	56,081
33,962	Luxfer Holdings PLC[1,6]	536,600
1,027	Orbital ATK, Inc.[1]	135,050
		1,303,978
	TECHNOLOGY – 5.9%
15,439	Barracuda Networks, Inc.*,1	424,572
20,146	Bazaarvoice, Inc.*,1	109,796
3,218	BroadSoft, Inc.*,1	176,668
33,996	Donnelley Financial Solutions, Inc.*,1	662,582
7,526	KEMET Corp.*,1	113,342
3,741	MicroStrategy, Inc.*,1	491,193
10,613	NXP Semiconductors N.V.*,6	1,242,676
57,112	Telenav, Inc.*	314,116
		3,534,945
	UTILITIES – 0.4%
108,565	Maxim Power Corp.*	237,513
	TOTAL COMMON STOCKS (Cost $12,973,539)	13,215,941

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS – 0.7%
	FINANCIALS – 0.7%
10,000	B. Riley Financial, Inc. 7.250%, 12/31/2027[3]	$254,600
2,803	Capital Southwest Corp. 5.950%, 12/15/2022[3]	72,093
1,784	MVC Capital, Inc. 6.250%, 11/30/2022[3]	46,099
400	Stellus Capital Investment Corp. 5.750%, 9/15/2022[3]	10,116
642	THL Credit, Inc. 6.750%, 12/30/2022[3]	16,544
440	THL Credit, Inc. 6.750%, 11/15/2021[3]	11,092
		410,544
	TOTAL PREFERRED STOCKS (Cost $402,206)	410,544

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	NXP Semiconductors N.V.
20	Exercise Price: $110.00, Notional Amount: $220,000, Expiration Date: January 19, 2018	15,200
50	Exercise Price: $115.00, Notional Amount: $575,000, Expiration Date: January 19, 2018	16,500
	Time Warner, Inc.
42	Exercise Price: $95.00, Notional Amount: $399,000, Expiration Date: July 20, 2018	18,900
	TOTAL CALL OPTIONS (Cost $45,994)	50,600
	PUT OPTIONS – 0.0%
	Regal Entertainment Group
35	Exercise Price: $20.00, Notional Amount: $70,000, Expiration Date: January 19, 2018	88
17	Exercise Price: $22.50, Notional Amount: $38,250, Expiration Date: January 19, 2018	85
	Time Warner, Inc.
42	Exercise Price: $65.00, Notional Amount: $273,000, Expiration Date: June 15, 2018	630
	TOTAL PUT OPTIONS (Cost $2,834)	803
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $48,828)	51,403

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	RIGHTS – 0.0%
908	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,1	$254
2,952	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*,1	945
	TOTAL RIGHTS (Cost $934)	1,199
	SHORT-TERM INVESTMENTS – 38.2%
22,853,985	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.19%[1]	22,853,985
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,853,985)	22,853,985

Principal Amount
	U.S. TREASURY NOTES – 1.1%
$663,200	United States Treasury Note 1.125%, 1/31/2019	658,148
	TOTAL U.S. TREASURY NOTES (Cost $658,364)	658,148

Number of Shares
	WARRANTS – 0.0%
2,108	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,1	696
1,476	CM Seven Star Acquisition Corp., Expiration Date: November 16, 2018*,1	428
	TOTAL WARRANTS (Cost $423)	1,124

	TOTAL INVESTMENTS – 102.0% (Cost $60,807,308)	61,059,386
	Liabilities in Excess of Other Assets – (2.0)%	(1,221,676)
	TOTAL NET ASSETS – 100.0%	$59,837,710
	SECURITIES SOLD SHORT – (8.8)%
	COMMON STOCKS – (8.4)%
	COMMUNICATIONS – (0.9)%
(300)	Beasley Broadcast Group, Inc.	(4,020)
(9,500)	Blucora, Inc.*	(209,950)
(9,518)	QuinStreet, Inc.*	(79,761)
(163)	Saga Communications, Inc.	(6,593)
(3,600)	Tribune Media Co.	(152,892)
(900)	Tucows, Inc.*	(63,045)
		(516,261)
	CONSUMER DISCRETIONARY – (2.2)%
(500)	Cavco Industries, Inc.*	(76,300)
(695)	Domino's Pizza, Inc.	(131,327)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY(Continued)
(3,600)	Freshpet, Inc.*	$(68,220)
(1,700)	Healthcare Services Group, Inc.	(89,624)
(6)	Lennar Corp. - Class A	(379)
(2,746)	Matthews International Corp.	(144,989)
(900)	Oxford Industries, Inc.	(67,671)
(2,400)	Restaurant Brands International, Inc.	(147,552)
(1,497)	RH*	(129,056)
(1,200)	Royal Caribbean Cruises Ltd.	(143,136)
(472)	Tesla Motors, Inc.*	(146,957)
(1,255)	Wayfair, Inc.*	(100,739)
(2,159)	Wingstop, Inc.	(84,158)
		(1,330,109)
	CONSUMER STAPLES – (0.3)%
(2,600)	Blue Buffalo Pet Products, Inc.*	(85,254)
(1,722)	Snyder's-Lance, Inc.	(86,238)
		(171,492)
	FINANCIALS – (1.2)%
(863)	Ameris Bancorp	(41,596)
(3,160)	Bank of the Ozarks, Inc.	(153,102)
(3,600)	BofI Holding, Inc.*	(107,640)
(500)	Canadian Imperial Bank of Commerce[6]	(48,705)
(3,300)	Canadian Western Bank	(103,043)
(2,200)	CubeSmart	(63,624)
(1,000)	Kilroy Realty Corp.	(74,650)
(178)	OceanFirst Financial Corp.	(4,673)
(4,946)	Omega Healthcare Investors, Inc.	(136,213)
		(733,246)
	HEALTH CARE – (1.9)%
(2,606)	Becton, Dickinson and Co.	(557,841)
(966)	DiaSorin SpA	(85,774)
(5,300)	Lannett Co., Inc.*	(122,960)
(1,900)	Tactile Systems Technology, Inc.*	(55,062)
(3,600)	Teladoc, Inc.*	(125,460)
(2,928)	USANA Health Sciences, Inc.*	(216,818)
		(1,163,915)
	INDUSTRIALS – (0.8)%
(5,646)	AAON, Inc.	(207,208)
(1,180)	Pool Corp.	(152,987)
(2,680)	Systemax, Inc.	(89,164)
		(449,359)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY – (1.1)%
(2,565)	Axcelis Technologies Inc*	$(73,615)
(1,245)	HubSpot, Inc.*	(110,058)
(5,848)	MINDBODY, Inc. - Class A*	(178,072)
(2,000)	Motorola Solutions, Inc.	(180,680)
(6,453)	Presidio, Inc.*	(123,703)
		(666,128)
	TOTAL COMMON STOCKS (Proceeds $4,923,608)	(5,030,510)
	EXCHANGE-TRADED FUNDS – (0.4)%
(917)	SPDR S&P500 ETF Trust	(244,711)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $242,888)	(244,711)
	TOTAL SECURITIES SOLD SHORT (Proceeds $5,166,496)	$(5,275,221)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Time Warner, Inc.
(42)	Exercise Price: $105.00, Notional Amount: $(441,000), Expiration Date: July 20, 2018	(5,040)
	TOTAL CALL OPTIONS (Proceeds $6,550)	(5,040)
	PUT OPTIONS – 0.0%
	Time Warner, Inc.
(42)	Exercise Price: $75.00, Notional Amount: $(315,000), Expiration Date: July 20, 2018	(3,486)
	TOTAL PUT OPTIONS (Proceeds $5,983)	(3,486)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $12,533)	$(8,526)

ETF – Exchange-Traded Funds

PLC – Public Limited Company

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for securities sold short and swap contracts. Aggregate value of segregated securities were $15,804,761.

2 Variable rate security.

3 Callable.

4 Floating rate security.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,642,039 which represents 4.4% of Net Assets.

6 Foreign security denominated in U.S. Dollars.

7 Affiliated security.

See accompanying Notes to Schedule of Investments.

Note 1 – Organization

Vivaldi Opportunities Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Maryland corporation on March 29, 2017. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Board of Directors of the Fund (the “Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Administrator calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(f) Short-Term Investments

The Fund invests a significant amount (38.2% as of December 31, 2017) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 201 Annual report of Morgan Stanley Institutional Liquidity Fund – Government Portfolio was 0.18%.

Note 3 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$55,638,917

Gross unrealized appreciation	$827,716
Gross unrealized depreciation	(690,994)
Net unrealized appreciation on investments	$136,722

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s assets carried at fair value.

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Closed-End Funds	$10,786,179	$6,007,628	$-	$16,793,807
Collateralized Mortgage Obligations	-	7,073,235		7,073,235
Common Stocks*	13,215,941	-	-	13,215,941
Government Bonds	-	658,148	-	658,148
Preferred Stocks	410,544	-	-	410,544
Purchased Options Contracts	50,600	803	-	51,403
Rights	1,199	-	-	1,199
Warrants	1,124	-	-	1,124
Short-Term Investments	22,853,985	-	-	22,853,985
Total Investments	$47,319,572	$13,739,814	$-	$61,059,386

Liabilities
Securities Sold Short
Common Stocks*	$5,030,510	$-	$-	$5,030,510
Exchange-Traded Funds	244,711	-	-	244,711
Written Options Contracts	8,526	-	-	8,526
Total Liabilities	$5,283,747	$-	$-	$5,283,747

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor or a Sub-Advisor. In the case of the Fund, RiverNorth Capital Management, LLC. (“RiverNorth”) acts as a Sub-Advisor to the Fund. The Fund owns the holding noted below which is advised by RiverNorth. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/Income Credited to Income
RiverNorth Marketplace Lending Corporation	$-	$2,550,000	$-	$-	$(31,903)	$2,518,097	$35,531

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
RiverNorth Marketplace Lending Corporation	-	103,711	-	103,711

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vivaldi Opportunities Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date February 28, 2018

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date February 28, 2018

* Print the name and title of each signing officer under his or her signature.